Share-Based Compensation - Additional Information (Detail) - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares issued	0
Shares Vested period	4 years
Share based comepnsation arrangement,award vesting conditions	The Company’s board of directors issued ordinary A shares of Mirion TopCo common stock for the fair value at the time of issuance. In total, the Company has issued 1,483,795 shares as of June 30, 2021. The shares were issued subject to certain vesting conditions, restrictions on transfer and repurchase rights (further collectively referred to as “Shares”) by Mirion TopCo, other employees of the Company or by investors in Mirion TopCo. Under the service vesting conditions, the Shares, vest over four years, with one-quarter vesting after one year of service, and the remainder vesting in equal installments over the subsequent thirty-six months.
Share based compensation arrangement,Requisite Service Period	4 years
Number of shares existed or granted during period	0	200,000	0
Number of shares reissued to members of management team		144,219
Share based compensation expense	$ 0.0	$ 200,000	$ 100,000
Unrecognised compensation expense	$ 0
Ordinary A shares of Mirion TopCo common stock [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares issued	1,483,795